Additional Cash Flow Disclosures - Net Change In Non-Cash Working Capital (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional Cash Flow Disclosures [Abstract]
Other receivables	$ (776,394)	$ 1,979,111	$ (2,017,122)
Prepaid expenses	(348,600)	286,391	(2,012,605)
Accounts payable and accrued liabilities	182,855	(1,368,203)	1,347,365
Other liabilities	228,294	(723,230)	807,877
Non-cash impact of foreign exchange	(194,142)	35,710	78,708
Change in non-cash working capital related to operating activities	$ (907,987)	$ 209,779	$ (1,795,777)